Derivative Instruments (Offsetting Derivative Assets) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	Dec. 31, 2014		Dec. 31, 2013
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 5,342,732		$ 10,903,223
Gross amounts offset in the Statement of Financial Condition	(3,146,195)		(5,480,576)
Derivative Assets, Total	2,196,537		5,422,647
Financial Instruments
Collateral Received	(2,196,537)	[1],[2]	(5,422,647)	[1],[2]
Net Amount		[3]		[4]
Counterparty A [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			1,877,432
Financial Instruments
Collateral Received			(1,877,432)	[1],[2]
Net Amount				[4]
Counterparty C [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	1,112,746		2,945,278
Financial Instruments
Collateral Received	(1,112,746)	[1],[2]	(2,945,278)	[1],[2]
Net Amount		[3]		[4]
Counterparty D [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	942,683		527,913
Financial Instruments
Collateral Received	(942,683)	[1],[2]	(527,913)	[1],[2]
Net Amount		[3]		[4]
Counterparty F [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			22,470
Financial Instruments
Collateral Received			(22,470)	[1],[2]
Net Amount				[4]
Counterparty G [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	141,108		49,554
Financial Instruments
Collateral Received	(141,108)	[1],[2]	(49,554)	[1],[2]
Net Amount		[3]		[4]
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	4,544,635		10,620,091
Gross amounts offset in the Statement of Financial Condition	(2,489,206)		(5,269,468)
Derivative Assets, Total	2,055,429		5,350,623
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			2,277,503
Gross amounts offset in the Statement of Financial Condition			(400,071)
Derivative Assets, Total			1,877,432
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,796,920		6,037,494
Gross amounts offset in the Statement of Financial Condition	(684,174)		(3,092,216)
Derivative Assets, Total	1,112,746		2,945,278
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,747,715		2,305,094
Gross amounts offset in the Statement of Financial Condition	(1,805,032)		(1,777,181)
Derivative Assets, Total	942,683		527,913
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			283,132
Gross amounts offset in the Statement of Financial Condition			(211,108)
Derivative Assets, Total			72,024
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			229,752
Gross amounts offset in the Statement of Financial Condition			(207,282)
Derivative Assets, Total			22,470
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	798,097		53,380
Gross amounts offset in the Statement of Financial Condition	(656,989)		(3,826)
Derivative Assets, Total	$ 141,108		$ 49,554

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2014.
[4]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2013.